Expense Example - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Agricultural Productivity Fund - Fidelity Agricultural Productivity Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	326
5 years	578
10 years	$ 1,301